Shareholders' Equity and Comprehensive Income Shareholders' Equity and Comprehensive Income (Tables)	12 Months Ended
Sep. 25, 2015
Stockholders' Equity Note [Abstract]
Schedule of repurchases made under each of the Company's repurchase programs
Shares repurchased by the Company by fiscal year and share repurchase program are provided below:

	2014 Share Repurchase Programs		2013 Share Repurchase Program		2011 Share Repurchase Program
	Shares (in millions)	Amounts ($ in billions)	Shares (in millions)	Amounts ($ in billions)	Shares (in millions)	Amounts ($ in billions)
Approved Repurchase Amount		$2.8		$0.6		$1.0
Repurchases
Fiscal 2015	9.7	0.4	N/A	N/A	N/A	N/A
Fiscal 2014	30.0	1.4	12.0	0.5	N/A	N/A
Fiscal 2013	N/A	N/A	3.0	0.1	7.0	0.2
Fiscal 2012	N/A	N/A	N/A	N/A	11.0	0.5
Fiscal 2011	N/A	N/A	N/A	N/A	6.0	0.3
Remaining Amount Available		$1.0		$—		$—

Comprehensive income (loss)

	2015	2014	2013
Net income	$549	$1,839	$533
Foreign currency translation (1)	(541)	(133)	(85)
Liquidation of foreign entities (2)	1	(40)	(9)
Income tax expense (3)	—	(1)	(6)
Foreign currency translation, net of tax	(540)	(174)	(100)
Net actuarial (losses) gains	(128)	(104)	107
Amortization reclassified into earnings (4)	22	22	26
Income tax benefit (expense)	39	18	(54)
Defined benefit and post retirement plans, net of tax	(67)	(64)	79
Unrealized (loss) gain on marketable securities and derivative instruments (5)	(14)	(1)	2
Income tax benefit (expense)	5	1	(2)
Unrealized loss on marketable securities and derivative instruments, net of tax	(9)	—	—
Total other comprehensive loss, net of tax	(616)	(238)	(21)
Comprehensive (loss) income	(67)	1,601	512
Less: comprehensive (loss) gain attributable to noncontrolling interests	(2)	1	(3)
Comprehensive (loss) income attributable to Tyco ordinary shareholders	$(65)	$1,600	$515

(1)	Includes a $9 million gain related to the net investment hedge for the year ended September 25, 2015. The Company did not hold this net investment hedge in fiscal years 2014 or 2013.

(2)
During the years ended September 25, 2015, September 26, 2014 and September 27, 2013, $1 million of cumulative translation losses, $40 million of cumulative translation gains and $9 million of cumulative translation gains, respectively, were transferred from currency translation adjustments as a result of the sale of foreign entities. Of these amounts, a loss of $1 million, a gain of $40 million and nil, respectively, are included in (Loss) income from discontinued operations, net of income taxes within the Consolidated Statements of Operations.

(3)	Income tax expense related to previously held net investment hedges was nil, $1 million and $6 million for the years ended September 25, 2015, September 26, 2014 and September 27, 2013.

(4)
Reclassified to net periodic benefit cost. See Note 13. During the year ended September 26, 2014, $6 million of net actuarial losses were transferred from amortization of net actuarial losses and included in (Loss) income from discontinued operations, net of income taxes within the Consolidated Statements of Operations as a result of the sale of foreign entities.

(5)
When sold, the (loss) gain will be reclassified to realized (loss) gain on marketable securities and derivative instruments and is recorded in Other expense, net within the Consolidated Statements of Operations.

Shareholders' Equity and Comprehensive Income
Shareholders' Equity and Comprehensive Income
Dividends
The authority to declare and pay dividends is vested in the Board of Directors. The timing, declaration and payment of future dividends to holders of the Company's ordinary shares will be determined by the Company's Board of Directors and will depend upon many factors, including the Company's financial condition and results of operations, the capital requirements of the Company's businesses, industry practice and any other relevant factors.
Under Irish law, dividends may only be paid (and share repurchases and redemptions must generally be funded) out of “distributable reserves.” The creation of distributable reserves was accomplished by way of a capital reduction, which the Irish high Court approved on December 18, 2014.
On September 3, 2015, the Company declared a quarterly dividend of $0.205 per share, paid on November 12, 2015 to shareholders of record on October 23, 2015. On June 4, 2015, the Company declared a quarterly dividend of $0.205 per share, paid on August 19, 2015 to shareholders of record on July 24, 2015. On March 4, 2015, the Company declared a quarterly dividend of $0.205 per share paid on May 20, 2015 to shareholders of record on April 24, 2015.
The Company presented dividends declared of $86 million for each of the quarters ended March 27, 2015 and June 26, 2015, as a reduction of Additional paid in capital within the Company’s Consolidated Shareholders’ Equity.  For the quarter ended September 25, 2015, the Company corrected this presentation to present dividends declared for the second, third and fourth quarters of fiscal 2015 (subsequent to the re-domicile to Ireland), as a reduction of Accumulated Earnings within the Consolidated Statement of Shareholder’s Equity to conform the presentation to its stand-alone statutory financial statements prepared under Irish GAAP. The Irish Companies Act (2014) does not permit dividends to be paid from share capital, including share premium. This reclassification has no effect on net revenue, operating income (loss), net income (loss), cash flows and total equity.  The Company will reclass its presentation of dividends declared for the periods ending March 27, 2015 and June 26, 2015 when the Company files its Quarterly Reports on Form 10-Q for the periods ending March 25, 2016 and June 24, 2016, respectively.
Prior to the change in domicile to Ireland, the Company made dividend payments from its contributed surplus equity position in its Swiss statutory accounts. Under Swiss law, the authority to declare dividends is vested in the general meeting of shareholders. On March 5, 2014, the Company's shareholders approved an annual cash dividend of $0.72 per ordinary share. Payment of the dividend was made in four quarterly installments of $0.18 from May 2014 through February 2015. As a result, during the quarter ended March 28, 2014, the Company recorded an accrued dividend of $332 million within Accrued and other current liabilities and a corresponding reduction to Contributed surplus within the Company's Consolidated Balance Sheet. The first installment was paid on May 21, 2014 to shareholders of record on April 25, 2014. The second installment was paid on August 20, 2014 to shareholders of record on July 25, 2014. The third installment was paid on November 13, 2014 to stockholders of record on October 24, 2014. The fourth installment was paid on February 18, 2015 to shareholders of record on January 23, 2015.
On March 6, 2013, the Company's shareholders approved a cash dividend of $0.64 per share, payable to shareholders in four quarterly installments of $0.16 from May 2013 through February 2014. As a result, during the quarter ended March 29, 2013, the Company recorded an accrued dividend of $296 million within Accrued and other current liabilities and a corresponding reduction to Contributed surplus within the Company's Consolidated Balance Sheet. The first installment of $0.16 was paid on May 22, 2013 to shareholders of record on April 26, 2013. The second installment of $0.16 was paid on August 21, 2013 to shareholders of record on July 26, 2013. The third installment of $0.16 was paid on November 14, 2013 to shareholders of record on October 25, 2013. The fourth installment of $0.16 was paid on February 19, 2014 to shareholders of record on January 24, 2014.
Authorized Share Capital
As of September 25, 2015, the Company's authorized share capital amounted to $11,000,000 and €40,000, divided into 1,000,000,000 ordinary shares with a par value of $0.01 per share, 100,000,000 preferred shares with a par value of $0.01 per share and 40,000 ordinary A shares with a par value of €1.00 per share. The authorized share capital includes 40,000 ordinary A shares with a par value of €1.00 per share in order to satisfy statutory requirements for the incorporation of all Irish public limited companies. Tyco Ireland may issue shares subject to the maximum prescribed by its authorized share capital contained in its memorandum of association. In connection with the re-domicile to Ireland, the Company canceled all the outstanding treasury shares, including shares held by subsidiaries, with an offsetting reduction in Additional paid in capital.
As of September 26, 2014, the Company's share capital amounted to CHF 243,181,525, or 486,363,050 registered ordinary shares with a par value of CHF 0.50 per share. Although the Company stated its par value in Swiss francs, it used the U.S. dollar as its reporting currency for preparing its Consolidated Financial Statements.
Issued Share Capital
The Company issued one authorized ordinary share in exchange for each ordinary share of Tyco Switzerland to the former shareholders of Tyco Switzerland. All ordinary shares issued at the effective time of the re-domicile to Ireland were issued as fully paid-up and non-assessable.
Share Repurchase Program
The Company's Board of Directors approved the $1 billion and $1.75 billion 2014 share repurchase programs and the $600 million 2013 share repurchase program in September 2014, March 2014 and January 2013, respectively. Share repurchases reduce the amount of ordinary shares outstanding and decrease the dividends declared within the Consolidated Statement of Shareholders' Equity. Shares repurchased by the Company by fiscal year and share repurchase program are provided below:

	2014 Share Repurchase Programs		2013 Share Repurchase Program		2011 Share Repurchase Program
	Shares (in millions)	Amounts ($ in billions)	Shares (in millions)	Amounts ($ in billions)	Shares (in millions)	Amounts ($ in billions)
Approved Repurchase Amount		$2.8		$0.6		$1.0
Repurchases
Fiscal 2015	9.7	0.4	N/A	N/A	N/A	N/A
Fiscal 2014	30.0	1.4	12.0	0.5	N/A	N/A
Fiscal 2013	N/A	N/A	3.0	0.1	7.0	0.2
Fiscal 2012	N/A	N/A	N/A	N/A	11.0	0.5
Fiscal 2011	N/A	N/A	N/A	N/A	6.0	0.3
Remaining Amount Available		$1.0		$—		$—

Comprehensive Income

	2015	2014	2013
Net income	$549	$1,839	$533
Foreign currency translation (1)	(541)	(133)	(85)
Liquidation of foreign entities (2)	1	(40)	(9)
Income tax expense (3)	—	(1)	(6)
Foreign currency translation, net of tax	(540)	(174)	(100)
Net actuarial (losses) gains	(128)	(104)	107
Amortization reclassified into earnings (4)	22	22	26
Income tax benefit (expense)	39	18	(54)
Defined benefit and post retirement plans, net of tax	(67)	(64)	79
Unrealized (loss) gain on marketable securities and derivative instruments (5)	(14)	(1)	2
Income tax benefit (expense)	5	1	(2)
Unrealized loss on marketable securities and derivative instruments, net of tax	(9)	—	—
Total other comprehensive loss, net of tax	(616)	(238)	(21)
Comprehensive (loss) income	(67)	1,601	512
Less: comprehensive (loss) gain attributable to noncontrolling interests	(2)	1	(3)
Comprehensive (loss) income attributable to Tyco ordinary shareholders	$(65)	$1,600	$515

(1)	Includes a $9 million gain related to the net investment hedge for the year ended September 25, 2015. The Company did not hold this net investment hedge in fiscal years 2014 or 2013.

(2)
During the years ended September 25, 2015, September 26, 2014 and September 27, 2013, $1 million of cumulative translation losses, $40 million of cumulative translation gains and $9 million of cumulative translation gains, respectively, were transferred from currency translation adjustments as a result of the sale of foreign entities. Of these amounts, a loss of $1 million, a gain of $40 million and nil, respectively, are included in (Loss) income from discontinued operations, net of income taxes within the Consolidated Statements of Operations.

(3)	Income tax expense related to previously held net investment hedges was nil, $1 million and $6 million for the years ended September 25, 2015, September 26, 2014 and September 27, 2013.

(4)
Reclassified to net periodic benefit cost. See Note 13. During the year ended September 26, 2014, $6 million of net actuarial losses were transferred from amortization of net actuarial losses and included in (Loss) income from discontinued operations, net of income taxes within the Consolidated Statements of Operations as a result of the sale of foreign entities.

(5)
When sold, the (loss) gain will be reclassified to realized (loss) gain on marketable securities and derivative instruments and is recorded in Other expense, net within the Consolidated Statements of Operations.

Accumulated Other Comprehensive Loss
The components of Accumulated other comprehensive loss are as follows ($ in millions):

	Currency Translation Adjustments	Unrealized Loss on Marketable Securities and Derivative Instruments	Retirement Plans	Accumulated Other Comprehensive Loss
Balance as of September 28, 2012	$(419)	$—	$(547)	$(966)
Other comprehensive (loss) income, net of tax	(85)	—	61	(24)
Amounts reclassified from accumulated other comprehensive income, net of tax	(15)	—	18	3
Net current period other comprehensive (loss) income	(100)	—	79	(21)
Balance as of September 27, 2013	$(519)	$—	$(468)	$(987)
Other comprehensive loss, net of tax	(133)	—	(80)	(213)
Amounts reclassified from accumulated other comprehensive income, net of tax	(41)	—	16	(25)
Net current period other comprehensive loss	(174)	—	(64)	(238)
Balance as of September 26, 2014	$(693)	$—	$(532)	$(1,225)
Other comprehensive loss, net of tax	(541)	(9)	(84)	(634)
Amounts reclassified from accumulated other comprehensive income, net	1	—	17	18
Net current period other comprehensive loss	(540)	(9)	(67)	(616)
Balance as of September 25, 2015	$(1,233)	$(9)	$(599)	$(1,841)

Components of accumulated other comprehensive loss
The components of Accumulated other comprehensive loss are as follows ($ in millions):

	Currency Translation Adjustments	Unrealized Loss on Marketable Securities and Derivative Instruments	Retirement Plans	Accumulated Other Comprehensive Loss
Balance as of September 28, 2012	$(419)	$—	$(547)	$(966)
Other comprehensive (loss) income, net of tax	(85)	—	61	(24)
Amounts reclassified from accumulated other comprehensive income, net of tax	(15)	—	18	3
Net current period other comprehensive (loss) income	(100)	—	79	(21)
Balance as of September 27, 2013	$(519)	$—	$(468)	$(987)
Other comprehensive loss, net of tax	(133)	—	(80)	(213)
Amounts reclassified from accumulated other comprehensive income, net of tax	(41)	—	16	(25)
Net current period other comprehensive loss	(174)	—	(64)	(238)
Balance as of September 26, 2014	$(693)	$—	$(532)	$(1,225)
Other comprehensive loss, net of tax	(541)	(9)	(84)	(634)
Amounts reclassified from accumulated other comprehensive income, net	1	—	17	18
Net current period other comprehensive loss	(540)	(9)	(67)	(616)
Balance as of September 25, 2015	$(1,233)	$(9)	$(599)	$(1,841)